Parent Entity Information (Tables)	12 Months Ended
Jun. 30, 2024
Parent Entity Information
Schedule of Supplementary Information about the Parent Entity

Statement of profit or loss and other comprehensive income

	Parent
	30 June 2024	30 June 2023	30 June 2022
	A$	A$	A$

Profit/(Loss) after income tax	(15,166,025)	(10,534,690)	39,569,245

Total comprehensive loss	(15,166,025)	(10,534,690)	39,569,245

Notes to the Consolidated Financial Statements

For the Year Ended 30 June 2024

Note 24. Parent Entity Information (Continued)

Statement of financial position

	Parent
	30 June 2024	30 June 2023	30 June 2022
	A$	A$	A$

Total current assets	3,170,822	17,352,971	6,338,838

Total assets	105,439,276	118,145,995	6,338,838

Total current liabilities	2,637,947	1,799,920	256,494

Total liabilities	8,290,204	7,152,464	256,494

Equity
Issued capital	143,972,569	142,986,671	125,713,259
Share-based payments reserve	9,061,897	8,726,228	7,309,323
Accumulated losses	(55,885,394)	(40,719,368)	(30,184,678)

Total equity	97,149,072	110,993,531	102,837,904